SHAREHOLDERS EQUITY (DEFICIT)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
SHAREHOLDERS EQUITY (DEFICIT)
NOTE 11 - SHAREHOLDERS' EQUITY (DEFICIT)

The company has an unlimited number of ordinary shares authorized, and has issued 305,451,498 shares with no par value as of September 30, 2020.

There are 26,000 shares issued at $3 per share to 2 new shareholders in July 10, 2020.

On September 15, 2020, the Wyoming Secretary of State approved the Company’s certificate of amendment to amend its Articles of Incorporation to effectuate a 3 for 1 forward stock split. The total issued and outstanding shares of the Company’s common stock has been increased from 10,322,660 to 305,451,498 shares, with the par value unchanged at zero.

On September 21, 2020, there are 151,500 shares issued at $5 per share to 303 new shareholders, the Company’s common stock issued has been increased to 305,451,498 shares as of September 30, 2020.

The company has an unlimited number of ordinary shares authorized, and has issued 100,074,000 shares with no par value as of December 31, 2019. The 100,000,0000 shares were issued as founders shares to thirty-three founders on March 28, 2019 and additional 74,000 shares were issued at $3 per share to thirteen new shareholders on September 3, 2019.

There are 1,666,666 shares to be issued at $3 per share to 2 new shareholder in February 2020.